Schedule of maximum exposure to credit risk for trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region	$ 1,433
United state [member]
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region	11
AU [Member]
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region	198
The netherlands [member]
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region
NO [Member]
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region	$ 1,224